Key management compensation and related parties (Tables)	12 Months Ended
Dec. 31, 2022
Key management compensation and related parties
Schedule of total compensation expense with key management

	2022	2021
Salaries and related charges and variable compensation (i)	8,241	12,662
Share-based compensation	(6,010)	12,520
Total	2,231	25,182
(i)	Variable compensation as defined by the Board of Directors in an agreement with Group executives.

Schedule of transactions between related parties

	Balance sheet		Profit or loss
	December 31,	December 31,	Year Ended December 31,
	2022	2021	2022	2021
Joint operations
CESUTEC - Centro De Ensino Sistematizado e Tecnologia da Educacao			(2,019)	—
WM Administracao e Participacoes Ltda			(1,755)	—
PL Administracao e Participacoes Ltda			(758)	—
Net revenue			(4,532)	—

Leases
SOEDMAR - Sociedade Educacional De Maringa Ltda.
Right-of-use assets	160,230	—
Depreciation expense			(5,054)	—
Lease liabilities	165,089	—
Interest on lease			(13,061)	—
WM Administracao e Participacoes Ltda
Right-of-use assets	2,845
Depreciation expense			(255)
Lease liabilities	2,942
Interest on lease			(268)

Insurance
Asutral Seguradora S/A
Prepaid expenses	—	152
General and administrative expenses			(152)	(228)

Short-term investments
FI Vinci Renda Fixa Credito Privado
Financial income			—	228

Donations
ICETI - Instituto Cesumar de Ciência, Tecnologia e Inovação
Other income (expenses), net			(3,340)	—

Legal services
Kloch Advocacia
General and administrative expenses			(54)	(162)